Intangible Asset (Details) - Schedule of Intangible Asset	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 MYR (RM)
Cost
Cost	RM 169,932,568	RM 84,198,141
Additions	47,799	85,734,427
Disposal	(47,799)
Cost	169,932,568	169,932,568
Accumulated Amortisation
Accumulated Amortisation	(30,878,564)	(15,455,418)
Charge for the year	(22,423,148)	(15,423,146)
Accumulated Amortisation	(53,301,712)	(30,878,564)
Net carrying amount
Net carrying amount	116,630,856	139,054,004	$ 24,979,836	RM 68,742,723
Supply/Service Agreements [Member]
Cost
Cost	31,864,594	31,864,594
Cost	31,864,594	31,864,594
Accumulated Amortisation
Accumulated Amortisation	(3,451,997)	(265,539)
Charge for the year	(3,186,460)	(3,186,458)
Accumulated Amortisation	(6,638,457)	(3,451,997)
Net carrying amount
Net carrying amount	25,226,137	28,412,597
Computer equipment [member]
Cost
Cost	108,183,437	30,183,437
Additions		78,000,000
Cost	108,183,437	108,183,437
Accumulated Amortisation
Accumulated Amortisation	(27,426,567)	(15,189,879)
Charge for the year	(19,236,688)	(12,236,688)
Accumulated Amortisation	(46,663,255)	(27,426,567)
Net carrying amount
Net carrying amount	61,520,182	80,756,870
Goodwill [member]
Cost
Cost	29,884,537	22,150,110
Additions	47,799	7,734,427
Disposal	(47,799)
Cost	29,884,537	29,884,537
Net carrying amount
Net carrying amount	RM 29,884,537	RM 29,884,537